Note 22 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Statement Line Items [Line Items]
Bullion sales receivable	$ 1,311	$ 2,987		$ 2,695
VAT receivables	2,278	1,765		2,743
Deferred consideration on the disposal of subsidiary	1,100	1,991
Deposits for stores and equipment and other receivables	273	169		954
Total trade and other current receivables	$ 4,962	$ 6,912	[1]	$ 6,392	[1]

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.